UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                 -----------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  -------------------------------
Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush           Oakland, Maryland           1/22/04
-----------------------     -----------------       ---------------
       Signature               City, State               Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT.   (Check here if a portion of the holdings for this
     reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    107
                                            ------------------

Form 13F Information Table Value Total:                $69,056
                                            ------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None



                                                      FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                                     VALUE   SHARES/ SH/  PUT/   INVSTMT     SOLE    SHARED    NONE
        NAME OF ISSUER            TITLE OF CLASS           CUSIP   (X$1000)  PRN AMT PRN  CALL   DSCRETN
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                            COM                 2824100    325       6985 SH          SOLE          6985       0      0
ALLEGHENY ENERGY INC                   COM                17361106    150      11798 SH          SOLE         11798       0      0
ALTRIA GROUP INC                       COM               02209S103    215       3960 SH          SOLE          3960       0      0
AMERICAN INTERNATIONAL GROUP INC                          26874107   1483      22388 SH          SOLE         22388       0      0
AMERICAN INTERNATIONAL GROUP INC                          26874107     37        560 SH          DEFINED        560       0      0
APPLIED MATLS INC                      COM                38222105    913      40745 SH          SOLE         40745       0      0
APPLIED MATLS INC                      COM                38222105     27       1225 SH          DEFINED       1225       0      0
BB&T CORP COM                                             54937107    736      19077 SH          SOLE         19077       0      0
BB&T CORP COM                                             54937107     35        924 SH          DEFINED        924       0      0
BP AMOCO P L C                         SPONSORED ADR      55622104    330       6690 SH          SOLE          6690       0      0
BP AMOCO P L C                         SPONSORED ADR      55622104     74       1500 SH          DEFINED       1500       0      0
BANK OF AMERICA CORP                                      60505104   2018      25092 SH          SOLE         25092       0      0
BANK OF AMERICA CORP                                      60505104     57        710 SH          DEFINED        710       0      0
BELLSOUTH CORP                         COM                79860102    566      20037 SH          SOLE         20037       0      0
BELLSOUTH CORP                         COM                79860102     34       1218 SH          DEFINED       1218       0      0
BRINKER INTERNATIONAL INC                                109641100    964      29090 SH          SOLE         29090       0      0
BRINKER INTERNATIONAL INC                                109641100     21        650 SH          DEFINED        650       0      0
BRISTOL MYERS SQUIBB CO                COM               110122108    205       7200 SH          SOLE          7200       0      0
BRISTOL MYERS SQUIBB CO                COM               110122108    102       3600 SH          DEFINED       3600       0      0
CHEVRONTEXACO                                            166764100    391       4534 SH          SOLE          4534       0      0
CHEVRONTEXACO                                            166764100      9        112 SH          DEFINED        112       0      0
CISCO SYS INC                          COM               17275R102   1157      47777 SH          SOLE         47777       0      0
CISCO SYS INC                          COM               17275R102     20        850 SH          DEFINED        850       0      0
CITIGROUP INC                          COM               172967101   1656      34135 SH          SOLE         34069       0     66
CITIGROUP INC                          COM               172967101     43        900 SH          DEFINED        900       0      0
COCA COLA BOTTLING CO CONS             COM               191098102    634      12000 SH          SOLE         12000       0      0
COCA COLA CO                           COM               191216100    268       5295 SH          SOLE          5295       0      0
COCA COLA CO                           COM               191216100      7        150 SH          DEFINED        150       0      0
COMCAST CORP NEW                                         20030N200    373      11945 SH          SOLE         11945       0      0
COMCAST CORP NEW                                         20030N200     24        775 SH          DEFINED        775       0      0
DUFF & PHELPS UTILS INCOME I           COM               23325P104    188      17170 SH          SOLE         17170       0      0
DUFF & PHELPS UTILS INCOME I           COM               23325P104      6        600 SH          DEFINED        600       0      0
DANAHER CORP DEL                       COM               235851102   1946      21221 SH          SOLE         21221       0      0


DANAHER CORP DEL                       COM               235851102     23        260 SH          DEFINED        260       0      0
DELL COMPUTER CORP                     COM               24702R101    546      16074 SH          SOLE         16074       0      0
DELL COMPUTER CORP                     COM               24702R101      6        200 SH          DEFINED        200       0      0
UIT DIAMONDS TR SER 1                                    252787106    951       9103 SH          SOLE          9103       0      0
UIT DIAMONDS TR SER 1                                    252787106     20        200 SH          DEFINED        200       0      0
DISNEY WALT CO                         COM DISNEY        254687106    938      40254 SH          SOLE         40254       0      0
DISNEY WALT CO                         COM DISNEY        254687106     23       1000 SH          DEFINED       1000       0      0
DOMINION NEW RES INC VA NEW                              25746U109    960      15051 SH          SOLE         15051       0      0
DOMINION NEW RES INC VA NEW                              25746U109     19        305 SH          DEFINED        305       0      0
DU PONT E I DE NEMOURS & CO            COM               263534109    918      20015 SH          SOLE         20015       0      0
DU PONT E I DE NEMOURS & CO            COM               263534109     68       1500 SH          DEFINED       1500       0      0
E M C CORP MASS                        COM               268648102    372      28845 SH          SOLE         28845       0      0
E M C CORP MASS                        COM               268648102      5        400 SH          DEFINED        400       0      0
ERIE INDTY CO                          CL A              29530P102    327       7726 SH          SOLE          7726       0      0
EXXON MOBIL CORP                       COM               30231G102   3321      81002 SH          SOLE         81002       0      0
EXXON MOBIL CORP                       COM               30231G102    595      14525 SH          DEFINED      14525       0      0
FIRST UNITED CORPORATION                                 33741H107  12644     519074 SH          SOLE        512074    7000      0
FIRST UNITED CORPORATION                                 33741H107    260      10687 SH          DEFINED      10687       0      0
GENERAL ELEC CO                        COM               369604103   2769      89416 SH          SOLE         89341       0     75
GENERAL ELEC CO                        COM               369604103     71       2300 SH          DEFINED       2300       0      0
GENERAL MTRS CORP                      COM               370442105    298       5584 SH          SOLE          5584       0      0
INTEL CORP                             COM               458140100    929      29020 SH          SOLE         29020       0      0
INTEL CORP                             COM               458140100     33       1050 SH          DEFINED       1050       0      0
INTERNATIONAL BUSINESS MACHS           COM               459200101   2511      27094 SH          SOLE         27094       0      0
INTERNATIONAL BUSINESS MACHS           COM               459200101     37        400 SH          DEFINED        400       0      0
INTL PAPER CO                          COM               460146103    693      16086 SH          SOLE         16086       0      0
INTL PAPER CO                          COM               460146103     12        300 SH          DEFINED        300       0      0
JOHNSON & JOHNSON                      COM               478160104   1969      38140 SH          SOLE         38140       0      0
JOHNSON & JOHNSON                      COM               478160104     23        450 SH          DEFINED        450       0      0
KIMBERLY CLARK CORP                    COM               494368103    310       5256 SH          SOLE          5256       0      0
KOHL'S CORP (WISCONSIN)                                  500255104   1196      26624 SH          SOLE         26624       0      0
KOHL'S CORP (WISCONSIN)                                  500255104     24        540 SH          DEFINED        540       0      0
LOWES COS INC                          COM               548661107   1610      29080 SH          SOLE         29080       0      0
LOWES COS INC                          COM               548661107     19        350 SH          DEFINED        350       0      0
M & T BANK CORP                                          55261F104    838       8533 SH          SOLE          8533       0      0
M & T BANK CORP                                          55261F104      5         59 SH          DEFINED         59       0      0
MBNA CORP                              COM               55262L100   1224      49281 SH          SOLE         49281       0      0
MBNA CORP                              COM               55262L100     21        850 SH          DEFINED        850       0      0


MEADWESTVACO CORP                                        583334107    675      22694 SH          SOLE         22694       0      0
MEADWESTVACO CORP                                        583334107      2        100 SH          DEFINED        100       0      0
MEDTRONIC INC                          COM               585055106   1238      25470 SH          SOLE         25470       0      0
MEDTRONIC INC                          COM               585055106     17        350 SH          DEFINED        350       0      0
MELLON FINL CORP                                         58551A108    435      13570 SH          SOLE         13570       0      0
MELLON FINL CORP                                         58551A108      9        300 SH          DEFINED        300       0      0
MERCANTILE BANKSHARES CORP             COM               587405101    205       4511 SH          SOLE          4511       0      0
MERCK & CO INC                         COM               589331107   1297      28082 SH          SOLE         28032       0     50
MERCK & CO INC                         COM               589331107      6        150 SH          DEFINED        150       0      0
MICROSOFT CORP                         COM               594918104   1498      54784 SH          SOLE         54784       0      0
MICROSOFT CORP                         COM               594918104      2        100 SH          DEFINED        100       0      0
NOKIA CORP                             SPONSORED ADR     654902204    609      35840 SH          SOLE         35840       0      0
NOKIA CORP                             SPONSORED ADR     654902204     14        828 SH          DEFINED        828       0      0
NUVEEN INSD QUALITY MUN FD I           COM               67062N103    657      39400             SOLE         36400    3000      0
NUVEEN  QUALITY PFD 8.40 %                               67072C105   1032      64677 SH          SOLE         64677       0      0
NUVEEN  QUALITY PFD 8.40 %                               67072C105     18       1190 SH          DEFINED       1190       0      0
NUVEEN QUALITY PFD INC FD #3                             67072W101    379      24000 SH          SOLE         20000    4000      0
PEPSICO INC                            COM               713448108   1818      39015 SH          SOLE         39015       0      0
PEPSICO INC                            COM               713448108     34        742 SH          DEFINED        742       0      0
PFIZER INC                             COM               717081103   1992      56422 SH          SOLE         56422       0      0
PFIZER INC                             COM               717081103     63       1799 SH          DEFINED       1799       0      0
PROCTER & GAMBLE CO                    COM               742718109    480       4812 SH          SOLE          4812       0      0
PROCTER & GAMBLE CO                    COM               742718109     14        150 SH          DEFINED        150       0      0
RITE AID CORP                                            767754104     63      10500 SH          SOLE         10500       0      0
SBC COMMUNICATIONS INC                 COM               78387G103    500      19224 SH          SOLE         19224       0      0
SBC COMMUNICATIONS INC                 COM               78387G103     17        654 SH          DEFINED        654       0      0
SPDR TRUST UNIT                                          78462F103    600       5397 SH          SOLE          5397       0      0
SPDR TRUST UNIT                                          78462F103     47        430 SH          DEFINED        430       0      0
SCHLUMBERGER LTD                       COM               806857108    686      12552 SH          SOLE         12552       0      0
SCHLUMBERGER LTD                       COM               806857108      2         50 SH          DEFINED         50       0      0
VERIZON COMMUNICATIONS                                   92343V104   1433      40874 SH          SOLE         40874       0      0
VERIZON COMMUNICATIONS                                   92343V104     55       1579 SH          DEFINED       1579       0      0
WACHOVIA CORP 2ND NEW                                    929903102    332       7133 SH          SOLE          7133       0      0
WACHOVIA CORP 2ND NEW                                    929903102     16        364 SH          DEFINED        364       0      0
WALMART STORES INC                     COM               931142103   1194      22525 SH          SOLE         22475       0     50
WALMART STORES INC                     COM               931142103     15        300 SH          DEFINED        300       0      0
                    GRAND TOTALS                                    69056    1998115                        1983874   14000    241
